Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Future minimum contractual charter revenue
June 30, 2013	$ 49,796
June 30, 2014	28,486
June 30, 2015	18,136
June 30, 2016	12,620
June 30, 2017	8,737
June 30, 2018 and thereafter	36,184
Total	$ 153,959